Costs - Average number of employees (Details) - NUMBER	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries
Costs
Average number of employees	31,995	31,848	31,632
Subsidiaries | Senior Managers
Costs
Average number of employees	933	944	957
Subsidiaries | Junior Managers
Costs
Average number of employees	9,257	9,157	9,084
Subsidiaries | Employees
Costs
Average number of employees	16,086	15,810	15,517
Subsidiaries | Workers
Costs
Average number of employees	5,719	5,937	6,074
Joint operations
Costs
Average number of employees	822	817	807
Joint operations | Senior Managers
Costs
Average number of employees	19	19	19
Joint operations | Junior Managers
Costs
Average number of employees	90	84	80
Joint operations | Employees
Costs
Average number of employees	431	420	420
Joint operations | Workers
Costs
Average number of employees	282	294	288